CERTIFICATION OF
                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
                       on behalf of the following series:
                         Strong Advisor U.S. Value Fund
                              Strong Blue Chip Fund
                           Strong Dividend Income Fund
                               Strong Energy Fund
                          Strong Growth and Income Fund


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor U.S. Value, Blue Chip, Dividend Income, Energy, and Growth and Income Fund's Prospectus and Statement of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 30 and Post-Effective Amendment No. 31 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on April 29, 2002, and April 30, 2002, respectively (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Advisor U.S. Value, Blue Chip, Dividend Income, Energy, and Growth and Income's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                         STRONG CONSERVATIVE EQUITY FUNDS, INC.



                                            By:  /s/ Susan A. Hollister
                                            __________________________________

                                            By:    Susan A. Hollister
                                            Title: Vice President and Assistant
                                                   Secretary


Dated:  May 3, 2002